NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Non-controlling Interest
Non-controlling interests	$ 2,124	¥ 13,818	¥ (685)
Sina Shi Jin
Non-controlling Interest
Non-controlling interests	1,394	9,072
Bo Zhong
Non-controlling Interest
Non-controlling interests	$ 730	¥ 4,746
Da Xiang Ping Tai
Non-controlling Interest
Non-controlling interests			¥ (685)